PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid expenses and other current assets consist) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense, Current [Abstract]
Insurance	$ 117,399	$ 226,363	$ 79,403
Other	92,120	37,210	20,992
Prototype Devices	34,166
Rent	22,222	222,224	254,978
Prepaid material	2,422	46,120
Stock award		6,042	30,208
Deposits			199,338
Prepaid expenses and other current assets	$ 268,329	$ 537,959	$ 584,919